3. SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Reserve for impaired inventory	$ 35,000		$ 35,000		$ 35,000	$ 35,000
Research and development expense	$ 441,541	$ 125,789	$ 832,555	$ 366,809	$ 570,514	$ 79,405
Minimum
Estimated useful lives of assets			2 years		2 years
Minimum | Leasehold Improvements
Estimated useful lives of assets			5 years		2 years
Maximum
Estimated useful lives of assets			10 years		5 years
Maximum | Leasehold Improvements
Estimated useful lives of assets			20 years		3 years